Revenue - Schedule of Disaggregation of Revenue by Major Sources (Details) - CAD ($) $ in Millions	12 Months Ended		57 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Disaggregation of Revenue
Revenue from contracts with customers	$ 13,599	$ 10,266
Other sources of revenue	488	307
Total revenue	14,087	10,573
GAIL
Disaggregation of Revenue
Contract term			20 years
Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers	7,975	5,984
Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers	2,411	1,664
Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers	3,179	2,582
Storage services
Disaggregation of Revenue
Revenue from contracts with customers	24	24
Other
Disaggregation of Revenue
Revenue from contracts with customers	10	12
Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue	94	92
Leasing revenue
Disaggregation of Revenue
Other sources of revenue	331	270
Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue	45	(66)
Risk management and trading activities | GAIL
Disaggregation of Revenue
Revenue from contracts with customers		172
Other
Disaggregation of Revenue
Other sources of revenue	18	11
Utilities
Disaggregation of Revenue
Total revenue	4,980	3,936
Midstream
Disaggregation of Revenue
Total revenue	9,010	6,535
Corporate/Other
Disaggregation of Revenue
Total revenue	97	104
Operating Segments
Disaggregation of Revenue
Total revenue		10,575
Operating Segments | Utilities
Disaggregation of Revenue
Revenue from contracts with customers	4,927	3,930
Other sources of revenue	53	6
Total revenue	4,980	3,936
Operating Segments | Utilities | Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers	1,715	1,316
Operating Segments | Utilities | Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers	0	0
Operating Segments | Utilities | Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers	3,179	2,582
Operating Segments | Utilities | Storage services
Disaggregation of Revenue
Revenue from contracts with customers	24	24
Operating Segments | Utilities | Other
Disaggregation of Revenue
Revenue from contracts with customers	9	8
Operating Segments | Utilities | Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue	94	92
Operating Segments | Utilities | Leasing revenue
Disaggregation of Revenue
Other sources of revenue	0	0
Operating Segments | Utilities | Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue	(28)	(74)
Operating Segments | Utilities | Other
Disaggregation of Revenue
Other sources of revenue	(13)	(12)
Operating Segments | Midstream
Disaggregation of Revenue
Revenue from contracts with customers	8,671	6,331
Other sources of revenue	339	202
Total revenue	9,010	6,533
Operating Segments | Midstream | Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers	$ 6,260	4,667
Contract term	1 year
Operating Segments | Midstream | Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers	$ 2,411	1,664
Operating Segments | Midstream | Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers	0	0
Operating Segments | Midstream | Storage services
Disaggregation of Revenue
Revenue from contracts with customers	0	0
Operating Segments | Midstream | Other
Disaggregation of Revenue
Revenue from contracts with customers	0	0
Operating Segments | Midstream | Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue	0	0
Operating Segments | Midstream | Leasing revenue
Disaggregation of Revenue
Other sources of revenue	232	168
Operating Segments | Midstream | Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue	76	12
Operating Segments | Midstream | Other
Disaggregation of Revenue
Other sources of revenue	31	22
Operating Segments | Corporate/Other
Disaggregation of Revenue
Revenue from contracts with customers	1	5
Other sources of revenue	96	99
Total revenue	97	104
Operating Segments | Corporate/Other | Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers	0	1
Operating Segments | Corporate/Other | Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers	0	0
Operating Segments | Corporate/Other | Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers	0	0
Operating Segments | Corporate/Other | Storage services
Disaggregation of Revenue
Revenue from contracts with customers	0	0
Operating Segments | Corporate/Other | Other
Disaggregation of Revenue
Revenue from contracts with customers	1	4
Operating Segments | Corporate/Other | Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue	0	0
Operating Segments | Corporate/Other | Leasing revenue
Disaggregation of Revenue
Other sources of revenue	99	102
Operating Segments | Corporate/Other | Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue	(3)	(4)
Operating Segments | Corporate/Other | Other
Disaggregation of Revenue
Other sources of revenue	$ 0	$ 1